Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Other Intangible Assets
Schedule of carrying amount of goodwill

USD
Balance as of December 31, 2014	$66,045
Acquisition of Solar Juice	8,238
Acquisition of CECEP	1,417
Acquisition of Energiebau	269

Balance as of December 31, 2015	$75,969

Impairment loss charged during the year	(65,223)
Foreign currency translation	(10,746)
Balance as of December 31, 2016	$—

Schedule of other intangible assets

	Useful Life		Accumulated	Impairment
	(in months)	Gross	Amortization	Charge	Net
As of December 31, 2016
Patent	57	2,700	(2,700)	—	—
Customer Relationship	120	4,717	(746)	(1,235)	2,736
Website	36	270	(75)	—	195
		7,687	(3,521)	(1,235)	2,931

As of December 31, 2015
Patent	57	2,700	(2,700)	—	—
Customer Relationship	120	4,728	(274)	—	4,454
Website	36	100	(28)	—	72
		$7,528	(3,002)	$—	$4,526

Schedule of the estimated future amortization expense related to other intangible assets
USD
2017	404
2018	378
2019	349
2020	346
2021	332
Thereafter	1,122

$2,931